Tenant Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Tenant Receivables [Abstract]
Schedule Of Tenant Receivables
Tenant receivables as of December 31, 2012 and 2011, respectively, are as follows (in thousands):

	2012	2011
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and 2011, respectively	$25,039	$24,722
Cumulative rental revenue recognized on a straight-line basis in excess of cash received in accordance with lease terms	120,109	104,558
Tenant receivables	$145,148	$129,280